Annual Total Returns [BarChart] - SFT Core Bond Fund - Class 2	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	8.03%
Annual Return 2012	7.42%
Annual Return 2013	(0.65%)
Annual Return 2014	6.29%
Annual Return 2015	0.16%
Annual Return 2016	4.37%
Annual Return 2017	4.69%
Annual Return 2018	(0.84%)
Annual Return 2019	8.90%
Annual Return 2020	6.88%

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares. Performance prior to May 1, 2012 is that of the Fund’s predecessor portfolio.